Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Investment securities disclosures
Securities available-for-sale	SFr 2,331	SFr 2,146	SFr 2,191
Total investment securities	2,331	SFr 2,146	2,191
Bank
Investment securities disclosures
Securities available-for-sale	2,329		2,189
Total investment securities	SFr 2,329		SFr 2,189